CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common Shares [Member]	Common Shares [Member] 2020 June Equity Offering [Member]	Common Shares [Member] 2020 July Equity Offering [Member]	Preferred Shares [Member] Preferred A Shares [Member]	Preferred Shares [Member] Preferred A Shares [Member] 2020 June Equity Offering [Member]	Preferred Shares [Member] Preferred A Shares [Member] 2020 July Equity Offering [Member]	Preferred Shares [Member] Preferred B Shares [Member]	Preferred Shares [Member] Preferred B Shares [Member] 2020 June Equity Offering [Member]	Preferred Shares [Member] Preferred B Shares [Member] 2020 July Equity Offering [Member]	Par Value of Shares Issued [Member]	Par Value of Shares Issued [Member] 2020 June Equity Offering [Member]	Par Value of Shares Issued [Member] 2020 July Equity Offering [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] 2020 June Equity Offering [Member]	Additional Paid-in Capital [Member] 2020 July Equity Offering [Member]	Retained Earnings/ (Accumulated Deficit) [Member]	Retained Earnings/ (Accumulated Deficit) [Member] 2020 June Equity Offering [Member]	Retained Earnings/ (Accumulated Deficit) [Member] 2020 July Equity Offering [Member]	Total	2020 June Equity Offering [Member]	2020 July Equity Offering [Member]
Balance at Dec. 31, 2018										$ 732			$ 7,614,268			$ 2,136,024			$ 9,751,024
Balance (in shares) at Dec. 31, 2018	240,000			480,000			12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of common stock										62			2,319,639			0			2,319,701
Issuance of common stock (in shares)	61,811			0			0
Issuance of common stock related to Series A Preferred Stock dividends (Note 8)										30			967,770			(967,800)			0
Issuance of common stock related to Series A Preferred Stock dividends (Note 8) (in shares)	30,000			0			0
Series A Preferred Stock dividend waived accounted as deemed contribution (Note 8)										0			3,379,589			0			3,379,589
Series A Preferred Stock dividend waived (Note 8)										0			(1,560,014)			(1,819,575)			(3,379,589)
Gain on extinguishment of preferred stock pursuant to the Series A Preferred Stock Amendment Agreement, net of expenses (Note 8)										0			112,637			0			112,637
Preferred shareholders' deemed dividend pursuant to the Series A Preferred Stock Amendment Agreement (Note 8)										0			(130,000)			0			(130,000)
Shareholder's deemed contribution pursuant to the $7.5 million Bridge Loan										0			62,500			0			62,500
Net income/(loss)										0			0			1,088,149			1,088,149
Balance at Dec. 31, 2019										824			12,766,389			436,798			13,204,011
Balance (in shares) at Dec. 31, 2019	331,811			480,000			12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of common stock											$ 5,908	$ 5,775		$ 18,592,344	$ 15,682,079		$ 0	$ 0		$ 18,598,252	$ 15,687,854
Issuance of common stock (in shares)		5,908,269	5,775,000		0	0		0	0
Issuance of common stock pursuant to the $5.0 Million Convertible Debentures (Notes 6, 7)										804			5,056,969			0			5,057,773
Issuance of common stock pursuant to the $5.0 Million Convertible Debentures (Notes 6, 7) (in shares)	804,208			0			0
Issuance of common stock pursuant to the exercise of Warrants (Note 8)										302			1,056,523			0			1,056,825
Issuance of common stock pursuant to warrants exercises (Note 8) (in shares)	301,950			0			0
Beneficial conversion feature pursuant to the issuance of the $5.0 Million Convertible Debentures (Note 6)										0			532,437			0			532,437
Net income/(loss)										0			0			(1,753,533)			(1,753,533)
Balance at Dec. 31, 2020										13,613			53,686,741			(1,316,735)			52,383,619
Balance (in shares) at Dec. 31, 2020	13,121,238			480,000			12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of common stock (in shares)	4,654,240
Issuance of common stock pursuant to the registered direct offerings (Note 8)										42,406			156,824,134			0			156,866,540
Issuance of common stock pursuant to the registered direct offerings (Note 8) (in shares)	42,405,770			0			0
Issuance of common stock pursuant to the exercise of Warrants (Note 8)										34,429			83,386,517			0			83,420,946
Issuance of common stock pursuant to warrants exercises (Note 8) (in shares)	34,428,840			0			0
Issuance of common stock pursuant to the Second ATM Program (Note 8)										4,654			12,388,124			0			12,392,778
Issuance of common stock pursuant to the Second ATM Program (Note 8) (in shares)	4,654,240			0			0
Redemption of Series A Preferred Shares (Note 8)										(480)			(2,627,363)			(11,772,157)			(14,400,000)
Redemption of Series A Preferred Shares (Note 8) (in shares)				(480,000)
Net income/(loss)										0			0			52,270,487			52,270,487
Balance at Dec. 31, 2021										$ 94,622			$ 303,658,153			$ 39,181,595			$ 342,934,370
Balance (in shares) at Dec. 31, 2021	94,610,088			0			12,000